Nature of business	12 Months Ended
Dec. 31, 2022
Disclosure of Nature of business [abstract]
Nature of business

1. Nature of business

FSD Pharma Inc. ("FSD" or the "Company") is a biotechnology company with three drug candidates in different stages of development. FSD Biosciences Inc., a wholly-owned subsidiary, is focused on pharmaceutical research and development ("R&D") of its lead compound, ultra-micronized palmitoylethanolamide ("PEA") or FSD-PEA (also known as FSD-201). Through the Company's wholly owned subsidiary, Lucid Psycheceuticals Inc. ("Lucid"), the Company is also focused on the research and development of its lead compounds, Lucid-PSYCH (also known as Lucid-201) and Lucid-MS (also known as Lucid-21-302). PEA, the active substance in FSD-PEA, interacts with the endocannabinoid system in the body and exhibits anti-inflammatory activities. Lucid PSYCH is a molecular compound identified for the potential treatment of mental health disorders. Lucid-MS is a molecular compound identified for the potential treatment of neurodegenerative disorders.

FV Pharma Inc. ("FV Pharma"), a wholly owned subsidiary of the Company, was a licensed producer of cannabis in Canada under the Cannabis Act (Canada) (together with the regulations promulgated thereunder (the "Cannabis Regulations"), the "Cannabis Act") and associated Cannabis Regulations. FV Pharma surrendered its cannabis license in July 2020 and suspended all activities in September 2020. In March 2020, the Company decided to focus its efforts and resources on the pharmaceutical business and initiated the process to exit the medical cannabis industry and sell FV Pharma's facility located at 520 William Street, Cobourg, Ontario, K9A 3A5 (the "Facility") and the 64-acre property on which the Facility is located (the "Facility Property"). On May 6, 2022, the Company closed the sale of the Facility and the Facility Property (refer to Note 5).

On May 13, 2022, FSD Strategic Investments Inc. ("FSD Strategic Investments"), a wholly owned subsidiary of the Company, was incorporated. FSD Strategic Investments is focused on generating returns and cashflow through the issuance of loans secured by residential or commercial property, with FSD Strategic Investments having a first collateral mortgage on the secured property.

The Company's registered office is located at 199 Bay Street, Suite 4000, Toronto, Ontario, M5L 1A9.

Subsidiaries

These audited consolidated financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which the Company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee.

The Company has the following subsidiaries:

		Ownership percentage as at
Entity Name	Country	December 31, 2022	December 31, 2021	December 31, 2020
		%	%	%
FSD Biosciences Inc.	USA	100	100	100
Prismic Pharmaceuticals Inc.	USA	100	100	100
FV Pharma Inc.	Canada	100	100	100
Lucid Psycheceuticals Inc.	Canada	100	100	-
FSD Strategic Investments Inc.	Canada	100	-	-
FSD Pharma Australia Pty Ltd	Australia	100	-	-